Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Receipts in Advance Accrued Expenses and Other Current Liabilities [Abstract]
Accrued salaries and bonus	$ 52,105	$ 43,526	$ 46,051	$ 42,639
Other accrued expenses and other payables	740,724	598,865	621,874	728,287
Other tax payables	421,026	67,686		114,657
Total	$ 1,213,855	$ 710,077	$ 667,925	$ 885,583